Finance Costs - Schedule of Analysis of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of Finance Costs [Abstract]
Interest expenses on bank and other borrowings	$ 1,446	$ 1,894	$ 708
Interest expenses on lease liabilities	42	50	83
Others	43
Total	$ 1,531	$ 1,944	$ 791